Summary - Invesco Van Kampen American Value Fund, Class A, B, C, R And Y | Invesco Van Kampen American Value Fund
Fund Summary - Invesco Van Kampen American Value Fund
Investment Objective(s)
The Fund’s investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen American Value Fund	Class A, Invesco Van Kampen American Value Fund	Class B, Invesco Van Kampen American Value Fund	Class C, Invesco Van Kampen American Value Fund	Class R, Invesco Van Kampen American Value Fund	Class Y, Invesco Van Kampen American Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen American Value Fund	Class A, Invesco Van Kampen American Value Fund	Class B, Invesco Van Kampen American Value Fund		Class C, Invesco Van Kampen American Value Fund		Class R, Invesco Van Kampen American Value Fund	Class Y, Invesco Van Kampen American Value Fund
Management Fees	0.72%	0.72%		0.72%		0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	[1]	0.97%	[1]	0.50%	none
Other Expenses	0.30%	0.30%		0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses	1.27%	1.27%		1.99%		1.52%	1.02%
[1]	"Distribution and/or Service (12b-1) Fees" have been estimated for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen American Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen American Value Fund	Class A	672	931	1,209	2,000
Class B, Invesco Van Kampen American Value Fund	Class B	629	703	897	1,534
Class C, Invesco Van Kampen American Value Fund	Class C	302	624	1,073	2,317
Class R, Invesco Van Kampen American Value Fund	Class R	155	480	829	1,813
Class Y, Invesco Van Kampen American Value Fund	Class Y	104	325	563	1,248

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen American Value Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen American Value Fund	Class A	672	931	1,209	2,000
Class B, Invesco Van Kampen American Value Fund	Class B	129	403	697	1,534
Class C, Invesco Van Kampen American Value Fund	Class C	202	624	1,073	2,317
Class R, Invesco Van Kampen American Value Fund	Class R	155	480	829	1,813
Class Y, Invesco Van Kampen American Value Fund	Class Y	104	325	563	1,248

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen American Value Fund (the predecessor fund) and the Fund for the fiscal year ended June 30, 2010 was 50% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period July 1, 2010 to April 30, 2011 was 28% of the average value of portfolio.
Principal Investment Strategies of the Fund

Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing predominantly in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The Adviser emphasizes a value style of investing, seeking securities of companies that the Adviser believes are undervalued. The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies. Under current market conditions, the Adviser defines small-and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with capitalizations up to approximately $19.2 billion as of July 29, 2011. The Fund invests in equity securities, which are common stocks and preferred stocks; convertible securities and equity-linked securities; and rights and warrants to purchase common stocks and other equity interests, such as partnership and trust interests.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts (REITs). The Fund may purchase and sell options, futures contracts and, options on futures contracts, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Risks of Small and Medium Capitalization Companies. Small and medium capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small and medium capitalization companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small capitalization companies, in particular, are generally less liquid than equity securities of larger companies.

Risks of Investing in Value Stocks. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.

The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R Shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge.

 Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended June 30, 2011): 7.18% Best Quarter (ended September 30, 2009): 23.61% Worst Quarter (ended December 31, 2008): (28.28)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen American Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen American Value Fund	Class A shares: Inception (10/18/93)	Return Before Taxes		15.17%	4.10%	5.57%		Oct. 18, 1993
Return Before Taxes Class B, Invesco Van Kampen American Value Fund	Class B shares: Inception (08/01/95)			16.55%	4.73%	5.71%		Aug. 01, 1995
Return Before Taxes Class C, Invesco Van Kampen American Value Fund	Class C shares: Inception (10/18/93)			19.97%	4.51%	5.44%		Oct. 18, 1993
Return Before Taxes Class R, Invesco Van Kampen American Value Fund	Class R shares: Inception (03/20/07)			21.52%			1.18%	Mar. 20, 2007
Return Before Taxes Class Y, Invesco Van Kampen American Value Fund	Class Y shares: Inception (02/07/06)			22.18%			5.14%	Feb. 07, 2006
Return After Taxes on Distributions Class A, Invesco Van Kampen American Value Fund	Class A shares: Inception (10/18/93)	Return After Taxes on Distributions		15.12%	2.98%	5.00%		Oct. 18, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen American Value Fund	Class A shares: Inception (10/18/93)	Return After Taxes on Distributions and Sale of Fund Shares		9.90%	3.13%	4.68%		Oct. 18, 1993
Summary - Invesco Van Kampen American Value Fund, Class A, B, C, R And Y S&P 500 Index		S&P 500® Index	(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	1.42%
Summary - Invesco Van Kampen American Value Fund, Class A, B, C, R And Y Russell Midcap Value Index		Russell Midcap® Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.07%
Summary - Invesco Van Kampen American Value Fund, Class A, B, C, R And Y Lipper Mid-Cap Value Funds Index		Lipper Mid-Cap Value Funds Index		21.64%	4.19%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.